Other Real Estate Owned (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Real Estate Owned [Abstract]
Net (gain) loss on sales or write-downs of other real estate owned	$ 269	$ 66	$ 267
Other real estate expense, net of rental income	474	284	271
Other real estate operations	$ 743	$ 350	$ 538